Summary of Significant Accounting Policies - Property and Equipment (Details)	12 Months Ended
Dec. 31, 2017
Vehicles
Property and Equipment, Net
Expected useful life	5 years
Laboratory and facility equipment
Property and Equipment, Net
Expected useful life	5 years
Minimum | Computer hardware and software
Property and Equipment, Net
Expected useful life	3 years
Minimum | Furniture and fixtures
Property and Equipment, Net
Expected useful life	5 years
Maximum | Computer hardware and software
Property and Equipment, Net
Expected useful life	5 years
Maximum | Furniture and fixtures
Property and Equipment, Net
Expected useful life	7 years